Note 12 - Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2015
Subordinated Borrowings [Abstract]
Subordinated Borrowings Disclosure [Text Block]

(12) Subordinated Debentures (Trust Preferred Securities)

Description	Date	Amount	3-Month Libor Rate	Added Points	Total Interest Rate	Maturity	5-Year Call Option
	(In Thousands)
Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	0.52575	2.68	3.20575	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	0.60670	1.50	2.10670	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	0.60310	1.65	2.25310	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	0.32190	1.40	1.72190	9/14/2037	9/14/2012

The Trust Preferred Securities are recorded as subordinated debentures on the consolidated balance sheets, and subject to certain limitations, qualify as Tier 1 Capital for regulatory capital purposes. The proceeds from these offerings were used to fund certain acquisitions, pay off holding company debt and inject capital into the Bank subsidiary.

The Trust Preferred Securities pay interest quarterly.

Quarterly interest payments on the Trust Preferred Securities were suspended from February 13, 2012 until November 17, 2014, at which time the Company reinstated the interest payments and paid $1,069,695 of interest payments in arrears.